Submission	Sep. 02, 2025
Submission [Line Items]
Central Index Key	0001933414
Registrant Name	Mineralys Therapeutics, Inc.
Registration File Number	333-278122
Form Type	S-3
Submission Type	S-3MEF
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A